Income Taxes and Other Taxes Payable (Detail) - Schedule of Effective Income Tax Rate Reconciliation (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Tax at federal statutory rate					$ 2,320,730	$ 1,780,950
Domestic permanent differences					(104,501)	0
State tax					(25,272)	0
Foreign rate differential					(626,867)	(471,428)
Foreign permanent differences					(75,612)	31,653
ASC 740-10 uncertain tax position					1,508,213	874,554
Tax exemption					(1,504,950)	(1,180,648)
Other					(31,230)	0
Total	$ 510,542	$ 277,824	$ 1,047,646	$ 655,859	$ 1,460,511	$ 1,035,081